Short-Term Borrowings And Long-Term Debt	12 Months Ended
Jan. 31, 2012
Short-Term Borrowings And Long-Term Debt [Abstract]
Short-Term Borrowings And Long-Term Debt

Note 7. Short-term Borrowings and Long-term Debt

Information on the Company's short-term borrowings and interest rates is as follows:

	Fiscal Years Ended January 31,
(Dollar amounts in millions)	2012	2011	2010
Maximum amount outstanding at any month-end	$9,594	$9,282	$4,536
Average daily short-term borrowings	6,040	4,020	1,596
Weighted-average interest rate	0.1%	0.2%	0.5%

Short-term borrowings consist of commercial paper and lines of credit. Short-term borrowings outstanding at January 31, 2012 and 2011 were $4.0 billion and $1.0 billion, respectively.

The Company has certain lines of credit totaling $18.5 billion, most of which were undrawn, as of January 31, 2012 and is committed with 26 financial institutions. In conjunction with these lines of credit, the Company has agreed to observe certain covenants, the most restrictive of which relates to maximum amounts of secured debt and long-term leases. Committed lines of credit are primarily used to support commercial paper and remained undrawn as of January 31, 2012. The committed lines of credit mature at various times between June 2012 and June 2016, carry interest rates generally ranging between LIBOR plus 10 basis points and LIBOR plus 75 basis points, and incur commitment fees ranging between 1.5 and 10.0 basis points.

In June 2011, the Company renewed and extended its existing 364-day revolving credit facility (the "364-day Facility") and its five-year credit facility (the "5-year Facility"), both of which are used to support its commercial paper program. The size of the 364-day Facility was increased from $9.0 billion to $10.0 billion, while the 5-year Facility was increased from $4.3 billion to $6.3 billion. Fiscal 2012 undrawn and drawn fees remained relatively flat from fiscal 2011. The 364-day Facility and the 5-year Facility remained undrawn as of January 31, 2012.

The Company had trade letters of credit outstanding totaling $2.9 billion and $2.6 billion at January 31, 2012 and 2011, respectively. At January 31, 2012 and 2011, the Company had stand-by letters of credit outstanding totaling $2.2 billion and $2.0 billion, respectively. The Company renewed the stand-by letter of credit facilities in June 2011, which is used to support various potential and actual obligations.

The Company's long-term debt consists of the following:

		January 31, 2012		January 31, 2011
(In millions of U.S. dollars)	Maturity Dates By Fiscal Year	Amount	Average Rate (1)	Amount	Average Rate (1)
Unsecured Debt
Fixed	2013-2042	$32,945	4.6%	$29,945	4.7%
Variable	2013	500	5.2%	500	5.0%

Total Denominated U.S. Dollar		33,445		30,445
Fixed	2030	1,308	4.9%	1,369	4.9%
Variable		—	—	—	—

Total Denominated Euro		1,308		1,369
Fixed	2013-2039	6,301	5.3%	6,402	5.2%
Variable		—	—	—	—

Total Denominated Sterling		6,301		6,402
Fixed	2014-2021	2,335	1.4%	3,085	1.5%
Variable	2014-2016	1,271	0.8%	2,242	1.1%

Total Denominated Yen		3,606		5,327
Total Unsecured Debt		44,660		43,543
Total Other Debt (in USD)(2)	2013-2030	1,202		1,537

Total Debt		45,862		45,080
Less amounts due within one year		(1,975)		(4,655)
Derivative fair value adjustments		183		267

Long-term Debt		$44,070		$40,692

(1)

The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 9.

(2)	A portion of other debt includes secured debt in the amount of $319 million, which is collateralized by property with an aggregate carrying amount of approximately $866 million.

The Company has $500 million in debt with embedded put options. The issuance of money market puttable reset securities in the amount of $500 million is structured to be remarketed in connection with the annual reset of the interest rate. If, for any reason, the remarketing of the notes does not occur at the time of any interest rate reset, the holders of the notes must sell, and the Company must repurchase, the notes at par. This issuance has been classified as long-term debt due within one year in the Company's Consolidated Balance Sheets. Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturity
2013	$1,975
2014	5,168
2015	3,927
2016	4,750
2017	1,130
Thereafter	28,912

Total	$45,862

Debt Issuances

Information on significant long-term debt issued during fiscal 2012 is as follows (amounts in millions):

Issue Date	Maturity Date	Interest Rate	Principal Amount
April 18, 2011	April 15, 2014	1.625%	$1,000
April 18, 2011	April 15, 2016	2.800%	1,000
April 18, 2011	April 15, 2021	4.250%	1,000
April 18, 2011	April 15, 2041	5.625%	2,000

Total			$5,000

The aggregate net proceeds from these note issuances were approximately $4.9 billion. The notes of each series require semi-annual interest payments on April 15 and October 15 of each year, with the first interest payment having commenced on October 15, 2011. Unless previously purchased and canceled, the Company will repay the notes of each series at 100% of the principal amount, together with accrued and unpaid interest thereon, at maturity. The notes of each series are senior, unsecured obligations of the Company.